ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Trade accounts payable	$ 8,344	$ 5,011
Accruals	7,669	12,112
Payroll related accruals	2,221	3,514
Warranty	72	338
Income tax payable	10	190
Commodity tax payable	19	51
Accounts payable and accrued liabilities	$ 18,335	$ 21,216